Note 2 - Summary of Significant Accounting Policies (Detail) - Property and Equipment (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, gross	$ 532,290	$ 532,290
Accumulated depreciation and amortization	(429,804)	(356,084)
Property and equipment, net	102,486	176,206
Laboratory Equipment [Member]
Property and equipment, gross	388,000	388,000
Leasehold Improvements [Member]
Property and equipment, gross	115,605	115,605
Other Furniture, Fixtures and Equipment [Member]
Property and equipment, gross	$ 28,685	$ 28,685